Basic and diluted net loss per share	12 Months Ended
Dec. 31, 2024
Basic and diluted net loss per share
Basic and diluted net loss per share
24	Basic and diluted net loss per share

Basic and diluted net loss per share for the years ended December 31, 2022, 2023 and 2024 are calculated as follows:

	For the years ended December 31,
	2022	2023	2024
Numerator:
Net loss from continuing operations attributable to ordinary shareholders of iClick Cayman	(43,691)	(13,580)	(23,935)
Numerator for basic and diluted net loss per share from continuing operations	(43,691)	(13,580)	23,935
Net loss from discontinued operations attributable to ordinary shareholders of iClick Cayman	(157,184)	(25,110)	(5,072)
Numerator for basic and diluted net loss per share from discontinued operations	(157,184)	(25,110)	(5,072)
Denominator:
Denominator for basic and diluted net loss per share - weighted average shares outstanding	50,420,225	51,118,300	45,806,953
Basic net loss per share
- Continuing operations	(0.86)	(0.26)	(0.52)
- Discontinued operations	(3.12)	(0.49)	(0.11)
Diluted net loss per share
- Continuing operations	(0.86)	(0.26)	(0.52)
- Discontinued operations	(3.12)	(0.49)	(0.11)

The share options and RSUs were excluded from the computation of diluted net loss per ordinary share for the years presented because including them would have had an anti-dilutive effect.

The following ordinary share equivalents were excluded from the computation of diluted net loss per ordinary share for the years presented because including them would have had an anti-dilutive effect:

	As of December 31,
	2022	2023	2024
Share options, RSUs and warrants – weighted average (thousands)	385	16	6